INCOME TAXES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
NOL Carryover	$ 5,678,000	$ 5,135,000
Valuation allowance	(5,678,000)	(5,135,000)
Net deferred tax asset	$ 0	$ 0